Exhibit 99.16

Loan Number	Subject Mortgage Grantee	Position	Addl Info	Assignor	Assignee
OBX2025J1010	MERS as XXX		No assignments for subject mortgage
OBX2025J1002	Mers as nominee for XXX		No assignments for subject mortgage
OBX2025J1003	MERS as nominee for XXX	1	Mortgage recorded on XX/XX/XXXX, in Instrument No.XXX	MERS as nominee for XXX	XXX its successors and assigns
OBX2025J1004	MERS, as nominee for XXX		No assignments for subject mortgage
OBX2025J1001	MERS, as nominee for XXX	1	To reference Deed of Trust as Instrument No. XXX.	XXX., as nominee for XXX., its successors and assigns	XXX its successors and assigns
OBX2025J1007	XXX., as nominee for XXX		No assignments for subject mortgage
OBX2025J1008	XXX., as nominee for XXX		No assignments for subject mortgage
OBX2025J1005	XXX., as nominee for XXX		No assignments for subject mortgage
OBX2025J1009	MERS as nominee for XXX		No assignments for subject mortgage